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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];  Amendment Number: _________

     This Amendment (Check only one):  [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          RIT Capital Partners plc
Address:       27 St. James's Place
               London SW1A 1NR
               England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ash Ramchurn
Title:         Interim Compliance Officer
Phone:         (44) 20 7514 1937

Signature, Place, and Date of Signing:

 /S/ Ash Ramchurn         London, England      August 11, 2011
-----------------------
 Ash Ramchurn

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $142,907
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number   Name
  01    28-12644               J. Rothschild Capital Management Limited

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                          FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
----------------------------  --------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                             VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -------------------------
      NAME OF ISSUER           CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------   -----
ATP OIL & GAS CORP            COM       00208J108     2,752    180,000  SH            SOLE                 180,000
BPZ RESOURCES INC             COM       055639108     1,821    555,000  SH            SOLE                 555,000
CARRIZO OIL & CO INC          COM       144577103     3,054     73,134  SH            SOLE                  73,134
CITIGROUP INC                 COM       172967424    38,189   918,,000  SH            SOLE                 918,000
CITIGROUP INC                 CALL      172967904     2,176      6,800  PRN  CALL     SOLE
CITIGROUP INC                 CALL      172967904     1,942      9,472  PRN  CALL     SOLE
CYPRESS SHARPRIDGE            COM       23281A307     1,280    100,000  SH            SOLE                 100,000
COLGATE PALMOLIVE CO          COM       194162103     1,136     13,000  SH            SOLE                  13,000
DELL INC                      COM       24702R101    26,339  1,580,000  SH            SOLE               1,580,000
EXIDE TECHNOLOGIES            COM NEW   302051206     8,595  1,125,000  SH            SOLE               1,125,000
HARRY WINSTON DIAMOND         COM       41587B100     1,620    100,000  SH            SOLE                 100,000
INTL BUSINESS MACHS           COM       459200101     1,715     10,000  SH            SOLE                  10,000
JOHNSON & JOHNSON             COM       478160104     9,803    147,500  SH            SOLE                 147,500
LOUISIANA PAC CORP            COM       546347105    23,525  2,890,000  SH            SOLE               2,890,000
LOUISIANA PAC CORP            CALL      546347905       700     20,000  PRN  CALL     SOLE
MICROSOFT CORP                CALL      594918904       305      1,400  PRN  CALL     SOLE
MICROSOFT CORP                CALL      594918904       -49     -1,400  PRN  CALL     SOLE
MICROSOFT CORP                PUT       594918954      -126     -3,500  PRN  PUT      SOLE
NEWMONT MINING                COM       651639106     1,349     25,000  SH            SOLE                  25,000
PROCTER & GAMBLE CO           COM       742718109       954     15,000  SH            SOLE                  15,000
SUNCOR ENERGY INC NEW         COM       867224107     1,172     30,000  SH            SOLE                  30,000
THERMO FISHER SCIENTIFIC INC  COM       883556102     1,288     20,000  SH            SOLE                  20,000
VENOCO INC                    COM       92275P307     1,658    130,443  SH            SOLE                 130,443
VISA 'A                       COM       92826C839     1,291     15,320  SH            SOLE                  15,320

                          FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
----------------------------  --------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                             VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -------------------------
      NAME OF ISSUER           CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------   -----
WALT DISNEY COMPANY           COM       254687106     8,292    212,500  SH            SOLE                 212,500
WESTMORELAND COAL CO          COM       960878106       568     32,000  SH            SOLE                  32,000
ELDORADO GOLD                 COM       284902103       176     12,000  SH            DEFINED       01      12,000
HARRY WINSTON                 COM       41587B100       178     11,000  SH            DEFINED       01      11,000
GOOGLE A                      CL A      38259P508       215        425  SH            DEFINED       01         425
INTERNATIONAL BUSINESS MACHS  COM       459200101       215      1,250  SH            DEFINED       01       1,250
JOHNSON & JOHNSON             COM       478160104       233      3,500  SH            DEFINED       01       3,500
KIMBERLY CLARK CORP           COM       494368103       166      2,500  SH            DEFINED       01       2,500
MICROSOFT CORP                COM       594918104       182      7,000  SH            DEFINED       01       7,000
THERMO FISHER SCIENTIFIC INC  COM       883556102       193      3,000  SH            DEFINED       01       3,000